Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS:

a.      The Company evaluates events or transactions that occur after the balance sheet date but prior to the issuance of the condensed consolidated financial statements to identify matters that require additional disclosure. For its condensed consolidated financial statements as of September 30, 2023, and for the three and nine months then ended, the Company evaluated subsequent events through November 14, 2023, the date that the condensed consolidated financial statements were issued. The Company has concluded that no subsequent event has occurred that require disclosure other than the below.

b.      On October 7th, 2023, an attack by the Hamas terrorist organization was inflicted on the State of Israel which started a war between Israel and the Hamas as well as military conflicts on other fronts. As of the date of the issuance of these condensed consolidated financial statements, the Company has not identified any material effect on its operations as a result of those events. The Company continues to monitor its ongoing activities and will make adjustments in its business if needed, including updating any estimates or judgments impacting its financial statements as appropriate, while supporting the safety and well-being of its employees. It is currently not possible to predict the effects of such conflicts and its effects on the Company’s business, operations or financial conditions.

NOTE 21 — SUBSEQUENT EVENTS:

a.      The Company evaluates events or transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements to identify matters that require additional disclosure. For its annual consolidated financial statements as of December 31, 2022, and for the year then ended, the Company evaluated subsequent events through March 29, 2023, the date that the consolidated financial statements were issued. The Company has concluded that no subsequent event has occurred that require disclosure other than the below.

b.      On November 17, 2022, the Company’s Board of Directors authorized a stock repurchase program pursuant to which the Company intend to repurchase up to $1.0 million of its outstanding common stock. The Board authorized the Company to purchase its common stock from time to time on a discretionary basis through open market or private transactions, through block trades, and pursuant to any trading plan that may be adopted in accordance with Rule 10b5-1 of the Securities Exchange Act of 1934, as amended, and other applicable legal requirements.

Repurchases under the share repurchase program will be made at management’s discretion at prices management considers to be attractive and in the best interests of both the Company and its stockholders, subject to the availability of stock, general market conditions, the trading price of the stock, alternative uses for capital, and our financial performance. The repurchase program may be suspended, terminated, or modified at any time for any reason, including market conditions, the cost of repurchasing shares, the availability of alternative investment opportunities, liquidity, and other factors deemed appropriate. These factors may also affect the timing and amount of share repurchases. The repurchase program does not obligate us to purchase any particular number of shares.

During January and February 2023, the Company purchased 79,195 shares of its common stock, for a total price of $50. There were no repurchases under the stock repurchase plan during the year ended December 31, 2022.

c.      On or about February 28, 2023, the Company deposited an additional $2 million to a Company-owned bank account. See Note 9(b) for further information.

d.      On May 8, 2023, the Company completed a fund-raising round in a total gross amount of $3.5 million pursuant to which the Company agreed to issue and sell to Armistice Capital Master Fund Ltd. (the “Holder”) in a private placement 190,000 common stock, $0.0001 par value, 754,670 pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 754,670 shares of Common Stock for an exercise price of $0.0001 which are exercisable (either physically or on net-cash basis at the Holder’s discretion) immediately upon their issuance until their full exercise and warrants to purchase up to 944,670 shares of Common Stock (“Common Warrants”) for an exercise price of $3.58 which are exercisable (physically or upon occurrence of certain events on net-cash basis at the Holder’s discretion) immediately upon their issuance until November 8, 2028. The Company determined that the Common Warrants are not indexed to the Company’s own stock and therefore are precluded from equity classification.

On September 30, 2023, the Company and the Holder entered into a Common warrants’ amendment agreement (the “Amendment”) to amend those Common warrants to purchase up to 944,670 shares of the Company’s common stock, par value $0.0001 issued to the Holder. The Amendment makes certain adjustment to the definition of a “Fundamental Transaction” in Common Warrants agreement. Additionally, as of November 8, 2023, the Amendment increased the number of Common Warrants to include an additional 55,000 Common warrants and changed the exercise price of the Common Warrants to $2.75. The Company reclassified the Common warrants as equity based on the guidance provided under ASC 815-40, due to the adjustments stated in the amendment.

e.      On October 7, 2023, an attack by the Hamas terrorist organization was inflicted on the State of Israel which started a war between Israel and the Hamas as well as military conflicts on other fronts. As of the date of the issuance of these condensed consolidated financial statements, the Company has not identified any material effect on its operations as a result of those events. The Company continues to monitor its ongoing activities and will make adjustments in its business if needed, including updating any estimates or judgments impacting its financial statements as appropriate, while supporting the safety and well-being of its employees. It is currently not possible to predict the effects of such conflicts and its effects on the Company’s business, operations or financial conditions.

f.       On December 20, 2023, the Company completed an offering of a private placement in a total gross amount of $1.5 million pursuant to which the Company agreed to issue and sell to Armistice Capital Master Fund Ltd. (the “Holder”) in a private placement 301,000 common stock, $0.0001 par value, 970,187 pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 970,187 shares of Common Stock for an exercise price of $0.0001 which are exercisable (either physically or on net-cash basis at the Holder’s discretion) immediately upon their issuance until their full exercise and warrants to purchase up to 1,271,187 shares of Common Stock (“Common Warrants”) for an exercise price of $1.18 which are exercisable (physically or upon occurrence of certain events on net-cash basis at the Holder’s discretion) immediately upon their issuance until June 20, 2029.